Summary of Significant Accounting Policies - Change in Contract Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Amortization period		6 years	6 years
Capitalized Contract Cost, Roll Forward [Roll Forward]
Balance at December 31, 2018	$ 0
Adoption of ASC 606	5,157
Commissions capitalized	1,854
Amortization recognized	(482)
Balance at March 31, 2019	6,529
Current		$ 1,613
Non-current		4,916
Total contract acquisitions costs	$ 0	$ 6,529	$ 0